CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share issuance costs		$ 16,900
Shares and warrants issuance costs	$ 80,628
Series F Preferred Stock
Conversion of preferred stock price per share		$ 0.10
Series D Preferred Stock
Conversion of preferred stock price per share		0.10
Series B Preferred Stock
Conversion of preferred stock price per share		0.10
Conversion liability into common stock per share		$ 0.001